Income taxes (Components of Deferred Tax Assets and Liabilities) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Deferred tax assets
Accrued pension and severance costs	¥ 256,478	¥ 199,366
Accrued expenses and liabilities for quality assurances	664,950	609,257
Other accrued employees' compensation	121,024	112,316
Operating loss carryforwards for tax purposes	364,220	203,897
Allowance for doubtful accounts and credit losses	69,049	63,223
Property, plant and equipment and other assets	266,866	249,320
Other	338,744	348,852
Gross deferred tax assets	2,081,331	1,786,231
Less - Valuation allowance	(93,599)	(93,814)	¥ (146,623)	¥ (151,665)
Total deferred tax assets	1,987,732	1,692,417
Deferred tax liabilities
Unrealized gains on securities, net	(493,052)	(635,292)
Undistributed earnings of foreign subsidiaries	(25,972)	(29,967)
Undistributed earnings of affiliated companies accounted for by the equity method	(836,860)	(794,485)
Basis difference of acquired assets	(29,116)	(30,768)
Lease transactions	(946,128)	(751,292)
Other	(169,583)	(74,658)
Gross deferred tax liabilities	(2,500,711)	(2,316,462)
Net deferred tax liability	(512,979)	(624,045)
Deferred tax assets
Investments and other assets - Other	501,872	494,120
Deferred tax liabilities
Deferred income taxes (Long-term liabilities)	(1,014,851)	(1,118,165)
Net deferred tax liability	¥ (512,979)	¥ (624,045)